Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value

Common Stocks - 57.1%
Aerospace & Defense - 1.3%
Boeing Co. (The) *	5,473	$662,671
General Dynamics Corp.	5,665	1,201,943
Lockheed Martin Corp.	3,113	1,202,521
Raytheon Technologies Corp.	18,617	1,523,987
		4,591,122
Air Freight & Logistics - 0.1%
FedEx Corp.	3,022	448,676
Airlines - 0.1%
JetBlue Airways Corp. *	80,931	536,572
Automobiles - 0.6%
Ford Motor Co.	31,135	348,712
Tesla, Inc. *	7,399	1,962,585
		2,311,297
Beverages - 1.3%
Constellation Brands, Inc., Class A	14,370	3,300,502
Monster Beverage Corp. *	16,597	1,443,275
		4,743,777
Biotechnology - 1.2%
Alkermes PLC *	5,126	114,464
Alnylam Pharmaceuticals, Inc. *	769	153,923
Apellis Pharmaceuticals, Inc. *	1,596	109,007
Ascendis Pharma A/S, ADR *	1,326	136,923
Biogen, Inc. *	1,181	315,327
Blueprint Medicines Corp. *	772	50,867
Celldex Therapeutics, Inc. *	1,983	55,742
Genmab A/S, ADR *	4,197	134,850
Horizon Therapeutics PLC *	1,916	118,581
Incyte Corp. *	2,498	166,467
Karuna Therapeutics, Inc. *	836	188,041
Mirati Therapeutics, Inc. *	809	56,500
Moderna, Inc. *	1,590	188,017
Myovant Sciences Ltd. *	14,716	264,299
PTC Therapeutics, Inc. *	1,845	92,619
Regeneron Pharmaceuticals, Inc. *	867	597,250
REVOLUTION Medicines, Inc. *	2,323	45,810
Sarepta Therapeutics, Inc. *	793	87,658
Seagen, Inc. *	1,926	263,535
Syndax Pharmaceuticals, Inc. *	2,049	49,237
United Therapeutics Corp. *	536	112,228
Vertex Pharmaceuticals, Inc. *	3,064	887,151
		4,188,496
Building Products - 0.5%
AZEK Co., Inc. (The) *	14,941	248,320
Builders FirstSource, Inc. *	10,613	625,318
Fortune Brands Home & Security, Inc.	3,206	172,130
Johnson Controls International PLC	13,120	645,766
		1,691,534
Capital Markets - 3.7%
Ares Management Corp., Class A	40,534	2,511,081

	Shares/ Principal	Fair Value

Capital Markets (continued)
Charles Schwab Corp. (The)	37,271	$2,678,667
CME Group, Inc.	3,628	642,628
Goldman Sachs Group, Inc. (The)	6,505	1,906,290
Morgan Stanley	37,207	2,939,725
S&P Global, Inc.	8,554	2,611,964
		13,290,355
Chemicals - 1.5%
Cabot Corp.	11,870	758,374
Celanese Corp.	6,269	566,341
FMC Corp.	10,444	1,103,931
Ingevity Corp. *	4,392	266,287
Linde PLC	5,730	1,544,751
Livent Corp. *	11,089	339,878
PPG Industries, Inc.	8,529	944,075
		5,523,637
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. *	29,736	65,716
Clean Harbors, Inc. *	2,512	276,270
Waste Connections, Inc.	4,223	570,654
		912,640
Communications Equipment - 0.4%
Arista Networks, Inc. *	13,365	1,508,775
Construction & Engineering - 0.2%
Fluor Corp. *	24,308	605,026
Consumer Finance - 0.1%
OneMain Holdings, Inc.	8,659	255,614
Containers & Packaging - 0.1%
Ball Corp.	5,338	257,932
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	48,122	1,268,015
Voya Financial, Inc.	5,864	354,772
		1,622,787
Diversified Telecommunication - 0.2%
AT&T, Inc.	59,559	913,635
Electric Utilities - 1.7%
Duke Energy Corp.	20,770	1,932,025
Edison International	23,453	1,326,971
Exelon Corp.	34,464	1,291,022
FirstEnergy Corp.	39,500	1,461,500
		6,011,518
Electrical Equipment - 0.1%
AMETEK, Inc.	1,032	117,039
Emerson Electric Co.	3,020	221,124
		338,163
Energy Equipment & Services - 0.2%
Schlumberger NV	24,538	880,914
Entertainment - 0.1%
Electronic Arts, Inc.	2,605	301,425

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Equity Real Estate Investment - 1.2%
American Tower Corp.	4,985	$1,070,279
AvalonBay Communities, Inc.	2,930	539,677
Rexford Industrial Realty, Inc.	18,776	976,352
Ryman Hospitality Properties, Inc.	10,540	775,639
Welltower, Inc.	16,267	1,046,293
		4,408,240
Food & Staples Retailing - 1.6%
Performance Food Group Co. *	96,241	4,133,551
Sysco Corp.	21,563	1,524,720
		5,658,271
Food Products - 1.1%
Archer-Daniels-Midland Co.	13,234	1,064,675
Hershey Co. (The)	8,863	1,954,026
Kellogg Co.	12,018	837,174
		3,855,875
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc. *	2,165	448,393
Baxter International, Inc.	15,424	830,737
Boston Scientific Corp. *	31,016	1,201,250
Dexcom, Inc. *	6,077	489,441
Edwards Lifesciences Corp. *	10,636	878,853
Inari Medical, Inc. *	1,929	140,122
Insulet Corp. *	2,070	474,858
Stryker Corp.	5,868	1,188,505
Teleflex, Inc.	2,118	426,692
		6,078,851
Health Care Providers & Services - 2.6%
agilon health, Inc. *	52,105	1,220,299
Centene Corp. *	16,356	1,272,660
Elevance Health, Inc.	2,961	1,345,005
HCA Healthcare, Inc.	5,222	959,751
Humana, Inc.	5,195	2,520,562
Laboratory Corp. of America Holdings	527	107,935
McKesson Corp.	2,011	683,479
UnitedHealth Group, Inc.	2,414	1,219,166
		9,328,857
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc., Class A *	20,880	2,193,235
Hyatt Hotels Corp., Class A *	7,531	609,710
Starbucks Corp.	17,245	1,453,064
		4,256,009
Household Durables - 0.1%
DR Horton, Inc.	1,664	112,070
Lennar Corp., Class A	1,539	114,733
		226,803
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	44,837	1,013,316
	Shares/ Principal	Fair Value

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	8,077	$1,348,617
Insurance - 2.2%
Allstate Corp. (The)	5,432	676,447
American International Group, Inc.	31,966	1,517,746
Assurant, Inc.	3,054	443,654
Assured Guaranty Ltd.	13,795	668,368
Chubb Ltd.	8,343	1,517,425
Hartford Financial Services Group, Inc. (The)	12,266	759,756
Marsh & McLennan Cos., Inc.	7,794	1,163,566
MetLife, Inc.	10,778	655,087
Trupanion, Inc. *	11,102	659,792
		8,061,841
Interactive Media & Services - 3.6%
Alphabet, Inc., Class A *	68,354	6,538,060
Bumble, Inc., Class A *	29,406	631,935
Cargurus, Inc. *	39,445	558,936
Match Group, Inc. *	8,390	400,623
Meta Platforms, Inc., Class A *	37,127	5,037,391
		13,166,945
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. *	84,547	9,553,811
Etsy, Inc. *	20,728	2,075,495
		11,629,306
IT Services - 2.2%
Block, Inc. *	9,468	520,645
FleetCor Technologies, Inc. *	2,412	424,922
Genpact Ltd.	12,431	544,105
Global Payments, Inc.	15,446	1,668,940
GoDaddy, Inc., Class A *	12,120	859,066
Okta, Inc. *	1,237	70,348
PayPal Holdings, Inc. *	12,571	1,081,986
Snowflake, Inc., Class A *	665	113,023
VeriSign, Inc. *	6,285	1,091,705
Visa, Inc., Class A	6,480	1,151,172
WEX, Inc. *	3,774	479,072
		8,004,984
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	10,318	1,254,153
Danaher Corp.	9,453	2,441,615
ICON PLC *	1,946	357,636
Illumina, Inc. *	3,819	728,627
NanoString Technologies, Inc. *	8,658	110,563
Syneos Health, Inc., Class A *	14,334	675,848
Waters Corp. *	1,183	318,854
		5,887,296
Machinery - 1.2%
Caterpillar, Inc.	3,349	549,504
Flowserve Corp.	15,739	382,458
Fortive Corp.	5,926	345,486

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Machinery (continued)
Ingersoll Rand, Inc.	11,392	$492,818
Kennametal, Inc.	10,276	211,480
Middleby Corp. (The) *	3,955	506,912
PACCAR, Inc.	7,138	597,379
Westinghouse Air Brake Technologies Corp.	13,928	1,133,043
		4,219,080
Media - 1.0%
Charter Communications, Inc., Class A *	3,502	1,062,331
New York Times Co. (The), Class A	19,865	571,119
Omnicom Group, Inc.	32,489	2,049,731
		3,683,181
Oil, Gas & Consumable Fuels - 2.7%
BP PLC, ADR	58,724	1,676,570
ConocoPhillips	22,831	2,336,525
EOG Resources, Inc.	3,052	341,000
Marathon Petroleum Corp.	10,916	1,084,286
Pioneer Natural Resources Co.	2,441	528,550
Shell PLC, ADR	79,312	3,946,565
		9,913,496
Pharmaceuticals - 3.4%
Aclaris Therapeutics, Inc. *	3,352	52,760
AstraZeneca PLC, ADR	24,118	1,322,631
Bristol-Myers Squibb Co.	25,907	1,841,729
Elanco Animal Health, Inc. *	23,043	285,964
Eli Lilly and Co.	11,116	3,594,359
GSK PLC, ADR	8,120	238,972
Intra-Cellular Therapies, Inc. *	3,867	179,931
Novartis AG, ADR	12,440	945,564
Pfizer, Inc.	66,069	2,891,179
Royalty Pharma PLC, Class A	2,083	83,695
Zoetis, Inc.	5,724	848,812
		12,285,596
Professional Services - 0.3%
Science Applications International Corp.	6,569	580,897
TriNet Group, Inc. *	5,146	366,498
		947,395
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. *	17,961	1,138,009
Intel Corp.	7,959	205,104
KLA Corp.	2,741	829,509
Marvell Technology, Inc.	15,476	664,075
Micron Technology, Inc.	19,021	952,952
NVIDIA Corp.	4,021	488,109
ON Semiconductor Corp. *	16,871	1,051,569
Teradyne, Inc.	8,408	631,861
Texas Instruments, Inc.	12,222	1,891,721
		7,852,909
	Shares/ Principal	Fair Value

Software - 5.0%
Adobe, Inc. *	1,498	$412,250
Ceridian HCM Holding, Inc. *	12,266	685,424
Guidewire Software, Inc. *	3,101	190,959
HashiCorp, Inc., Class A *	9,297	299,270
HubSpot, Inc. *	245	66,179
Microsoft Corp.	56,707	13,207,060
Palo Alto Networks, Inc. *	1,770	289,908
Qualtrics International, Inc., Class A *	11,088	112,876
Rapid7, Inc. *	1,340	57,486
salesforce, Inc. *	9,096	1,308,369
SentinelOne, Inc., Class A *	4,093	104,617
ServiceNow, Inc. *	2,211	834,896
UiPath, Inc., Class A *	7,198	90,767
Varonis Systems, Inc. *	4,023	106,690
Workday, Inc., Class A *	2,622	399,121
		18,165,872
Specialty Retail - 0.5%
TJX Cos., Inc. (The)	31,699	1,969,142
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	53,026	7,328,193
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	21,858	1,816,837
Tobacco - 0.5%
Philip Morris International, Inc.	23,054	1,913,713
Trading Companies & Distributors - 0.1%
United Rentals, Inc. *	367	99,134
WESCO International, Inc. *	3,198	381,777
		480,911
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. *	19,583	2,627,451
Total Common Stocks
(Cost - $163,315,049)		207,062,882
U.S. Treasury Securities and Agency Bonds - 11.0%
U.S. Treasury Bond
3.25%, 5/15/42	$165,000	146,464
3.38%, 8/15/42	5,150,000	4,665,578
3.00%, 11/15/44	610,000	509,755
2.50%, 2/15/45	2,620,000	1,999,899
2.88%, 8/15/45	545,000	445,218
2.50%, 5/15/46	805,000	611,108
3.00%, 5/15/47	470,000	393,974
2.75%, 8/15/47	320,000	256,025
2.25%, 2/15/52	335,000	243,346
2.88%, 5/15/52	4,745,000	3,979,869
3.00%, 8/15/52	770,000	664,967
U.S. Treasury Note
0.38%, 10/31/23	175,000	167,809

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

U.S. Treasury Securities and Agency Bonds (continued)
0.13%, 1/15/24	$500,000	$473,984
1.50%, 2/29/24	250,000	240,459
0.25%, 3/15/24	940,000	886,611
2.50%, 4/30/24	180,000	175,036
0.25%, 5/15/24	260,000	243,638
3.25%, 8/31/24	1,460,000	1,434,051
1.00%, 12/15/24	85,000	79,243
1.13%, 1/15/25	1,400,000	1,304,570
1.50%, 2/15/25	350,000	328,125
1.75%, 3/15/25	725,000	682,803
2.63%, 4/15/25	1,145,000	1,099,871
2.75%, 5/15/25	355,000	341,674
3.13%, 8/15/25	875,000	848,340
0.75%, 5/31/26	260,000	229,684
0.88%, 6/30/26	1,125,000	996,372
0.63%, 7/31/26	2,215,000	1,938,038
0.75%, 8/31/26	505,000	443,059
0.88%, 9/30/26	1,715,000	1,509,401
1.13%, 10/31/26	510,000	452,406
1.25%, 11/30/26	140,000	124,638
1.25%, 12/31/26	4,100,000	3,643,715
1.88%, 2/28/27	1,405,000	1,280,251
2.50%, 3/31/27††	325,000	303,786
2.75%, 4/30/27	845,000	797,898
2.63%, 5/31/27	460,000	432,059
3.25%, 6/30/27	1,195,000	1,152,381
3.13%, 8/31/27	1,960,000	1,880,988
1.25%, 3/31/28	440,000	379,569
1.25%, 6/30/28	265,000	227,227
1.50%, 11/30/28	195,000	168,149
2.38%, 3/31/29	210,000	190,214
3.25%, 6/30/29	415,000	396,811
2.63%, 7/31/29	125,000	114,902
2.75%, 8/15/32	1,215,000	1,110,396
Total U.S. Treasury Securities and Agency Bonds
(Cost - $43,899,205)		39,994,361
Corporate Bonds and Notes - 9.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	$100,000	95,213
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	45,434
Raytheon Technologies Corp., 3.95%, 8/16/25	150,000	146,400
		287,047
Agriculture - 0.2%
BAT Capital Corp., 3.56%, 8/15/27	895,000	785,771
	Shares/ Principal	Fair Value

Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	$73,617	$64,159
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	22,147	20,104
		84,263
Auto Manufacturers - 0.3%
General Motors Financial Co., Inc., 3.70%, 5/9/23	600,000	597,083
Hyundai Capital America, 0.80%, 4/3/23(a)	375,000	367,266
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(a)	225,000	213,457
		1,177,806
Banks - 2.9%
Banco Santander SA, 3.13%, 2/23/23	200,000	198,480
Bank of America Corp.
1.73%, (SOFR + 0.96%), 7/22/27(b)	435,000	372,999
3.42%, (3 Month US Libor + 1.04%), 12/20/28(b)	11,000	9,761
3.97%, (3 Month US Libor + 1.21%), 2/7/30(b)	225,000	200,630
3.19%, (3 Month US Libor + 1.18%), 7/23/30(b)	180,000	151,652
2.65%, (SOFR + 1.22%), 3/11/32(b)	290,000	225,462
2.30%, (SOFR + 1.22%), 7/21/32(b)	45,000	33,583
Barclays PLC, 3.93%, (3 Month US Libor + 1.61%), 5/7/25(b)	355,000	341,494
BNP Paribas SA
3.38%, 1/9/25(a)	200,000	190,268
2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)	200,000	186,463
BPCE SA
5.70%, 10/22/23(a)	275,000	271,893
5.15%, 7/21/24(a)	600,000	585,134
Citigroup, Inc., 3.50%, 5/15/23	300,000	297,918
Cooperatieve Rabobank UA, 1.11%, (US 1 Year CMT T-Note + 0.55%), 2/24/27(a),(b)	250,000	214,088
Credit Agricole SA
3.75%, 4/24/23(a)	250,000	248,164
3.25%, 10/4/24(a)	250,000	238,677
4.38%, 3/17/25(a)	200,000	191,935
Credit Suisse Group AG
4.48%, (3 Month US Libor + 1.24%), 6/12/24(a),(b)	260,000	257,077
6.44%, (SOFR + 3.70%), 8/11/28(a),(b)	475,000	441,921
3.09%, (SOFR + 1.73%), 5/14/32(a),(b)	925,000	648,569

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Banks (continued)
Danske Bank A/S
3.88%, 9/12/23(a)	$200,000	$196,794
5.38%, 1/12/24(a)	200,000	198,913
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(a),(b)	435,000	376,519
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	200,000	192,215
3.27%, (3 Month US Libor + 1.20%), 9/29/25(b)	460,000	438,293
1.43%, (SOFR + 0.80%), 3/9/27(b)	495,000	425,707
2.62%, (SOFR + 1.28%), 4/22/32(b)	550,000	426,858
6.75%, 10/1/37	50,000	49,812
3.21%, (SOFR + 1.51%), 4/22/42(b)	30,000	20,330
HSBC Holdings PLC
3.60%, 5/25/23	200,000	198,208
1.59%, (SOFR + 1.29%), 5/24/27(b)	495,000	413,908
JPMorgan Chase & Co.
2.95%, 10/1/26	400,000	366,759
2.07%, (SOFR + 1.02%), 6/1/29(b)	10,000	8,111
2.58%, (SOFR + 1.25%), 4/22/32(b)	325,000	251,599
4.91%, (SOFR + 2.08%), 7/25/33(b)	170,000	156,876
Morgan Stanley
4.35%, 9/8/26	455,000	433,520
1.93%, (SOFR + 1.02%), 4/28/32(b)	210,000	153,239
2.51%, (SOFR + 1.20%), 10/20/32(b)	625,000	477,377
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	50,000	49,283
Santander Holdings USA, Inc., 3.40%, 1/18/23	75,000	74,684
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25(a),(b)	260,000	243,472
Wells Fargo & Co., 3.00%, 2/19/25	150,000	142,602
		10,601,247
Commercial Services - 0.2%
Ashtead Capital, Inc., 5.50%, 8/11/32(a)	200,000	184,187
ERAC USA Finance LLC, 3.30%, 10/15/22(a)	500,000	499,780
		683,967
Computers - 0.1%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	409,000	274,125
Diversified Financial Services - 0.7%
Aviation Capital Group LLC, 1.95%, 9/20/26(a)	410,000	332,313
Avolon Holdings Funding Ltd.
2.13%, 2/21/26(a)	184,000	154,701
2.53%, 11/18/27(a)	558,000	438,465
	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Capital One Financial Corp., 4.20%, 10/29/25	$105,000	$100,976
Intercontinental Exchange, Inc.
4.00%, 9/15/27	411,000	389,622
4.35%, 6/15/29	980,000	927,377
		2,343,454
Electric - 1.5%
Alabama Power Co., 1.45%, 9/15/30	30,000	22,957
Appalachian Power Co., 3.40%, 6/1/25	200,000	191,839
CMS Energy Corp., 4.75%, (US 5 Year CMT T-Note + 4.12%), 6/1/50(b)	172,000	145,340
Consolidated Edison Co. of New York, Inc.
3.20%, 12/1/51	315,000	209,102
4.50%, 5/15/58	75,000	59,110
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	85,667
Duke Energy Corp.
3.75%, 4/15/24	225,000	220,978
2.65%, 9/1/26	70,000	63,531
4.50%, 8/15/32	935,000	845,145
5.00%, 8/15/52	75,000	63,486
Enel Finance International NV
2.25%, 7/12/31(a)	200,000	138,743
5.00%, 6/15/32(a)	405,000	345,424
Georgia Power Co.
4.70%, 5/15/32	315,000	294,872
4.75%, 9/1/40	65,000	54,651
5.13%, 5/15/52	165,000	149,131
ITC Holdings Corp., 4.95%, 9/22/27(a)	120,000	117,125
Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	400,000	370,665
Niagara Mohawk Power Corp., 1.96%, 6/27/30(a)	335,000	258,439
Oglethorpe Power Corp., 6.19%, 1/1/31(a)	100,000	100,959
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	295,000	273,700
Pacific Gas and Electric Co., 5.90%, 6/15/32	200,000	182,305
SCE Recovery Funding LLC
0.86%, 11/15/31	109,723	89,779
1.94%, 5/15/38	50,000	37,317
2.51%, 11/15/43	30,000	19,492
Sempra Energy, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(b)	95,000	74,575
Southern California Edison Co.
3.70%, 8/1/25	45,000	43,276
4.65%, 10/1/43	20,000	16,435
4.00%, 4/1/47	50,000	36,434

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Electric (continued)
Southern Co. (The)
2.95%, 7/1/23	$290,000	$286,627
4.00%, (US 5 Year CMT T-Note + 3.73%), 1/15/51(b)	175,000	156,835
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(a)	370,000	355,066
		5,309,005
Food - 0.1%
Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	240,000	215,880

Gas - 0.2%
Boston Gas Co., 3.15%, 8/1/27(a)	60,000	53,461
CenterPoint Energy Resources Corp., 3.60%, (3 Month US Libor + 0.50%), 3/2/23(b)	6,000	5,986
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24	84,000	81,461
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	275,000	246,031
Southern California Gas Co., 2.95%, 4/15/27	280,000	255,729
		642,668
Healthcare-Products - 0.0%†
Boston Scientific Corp., 2.65%, 6/1/30	30,000	24,876
Healthcare-Services - 0.4%
Aetna, Inc., 2.80%, 6/15/23	210,000	207,295
Bon Secours Mercy Health, Inc., 2.10%, 6/1/31	135,000	104,981
Children's Hospital/DC, 2.93%, 7/15/50	115,000	74,529
CommonSpirit Health
4.20%, 8/1/23	105,000	104,471
2.78%, 10/1/30	191,000	152,371
4.35%, 11/1/42	60,000	47,286
4.19%, 10/1/49	10,000	7,481
Dignity Health, 3.81%, 11/1/24	92,000	89,120
Elevance Health, Inc., 3.50%, 8/15/24	75,000	73,374
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,421
Mercy Health, 3.56%, 8/1/27	270,000	246,687
Ochsner LSU Health System of North Louisiana, 2.51%, 5/15/31	230,000	175,784
Sutter Health, 2.29%, 8/15/30	75,000	60,412
Toledo Hospital (The), 5.75%, 11/15/38	75,000	68,401
UnitedHealth Group, Inc.
4.20%, 5/15/32	135,000	125,322
4.75%, 5/15/52	20,000	17,920
		1,568,855
Insurance - 0.6%
Athene Global Funding, 2.50%, 3/24/28(a)	650,000	541,363
	Shares/ Principal	Fair Value

Insurance (continued)
CNO Global Funding, 2.65%, 1/6/29(a)	$530,000	$440,551
Corebridge Financial, Inc.
3.90%, 4/5/32(a)	410,000	344,924
6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52(a),(b)	320,000	291,874
Five Corners Funding Trust II, 2.85%, 5/15/30(a)	225,000	185,126
Liberty Mutual Group, Inc., 5.50%, 6/15/52(a)	370,000	318,977
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59(a)	30,000	20,219
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	143,900
		2,286,934
Lodging - 0.1%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	600,000	512,685
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 1/15/29	225,000	175,581
2.80%, 4/1/31	505,000	381,587
		557,168
Miscellaneous Manufacturing - 0.0%†
Eaton Corp.
4.15%, 3/15/33	150,000	135,457
4.70%, 8/23/52	30,000	26,161
		161,618
Oil & Gas - 0.4%
Equinor ASA
3.00%, 4/6/27	610,000	563,145
3.13%, 4/6/30	40,000	35,072
Hess Corp.
7.30%, 8/15/31	460,000	485,261
5.60%, 2/15/41	145,000	126,830
Qatar Energy, 3.13%, 7/12/41(a)	200,000	145,857
		1,356,165
Pipelines - 0.4%
Eastern Gas Transmission & Storage, Inc., 3.60%, 12/15/24	41,000	39,761
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(a)	565,000	450,436
Energy Transfer LP
7.60%, 2/1/24	90,000	91,889
4.95%, 6/15/28	20,000	18,638
Gray Oak Pipeline LLC
2.60%, 10/15/25(a)	144,000	129,160
3.45%, 10/15/27(a)	25,000	22,133

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value
Pipelines (continued)
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	$815,000	$742,158
		1,494,175
REITS - 0.2%
CubeSmart LP, 2.25%, 12/15/28	265,000	215,286
SBA Tower Trust
3.45%, 3/15/23(a)	155,000	153,709
2.84%, 1/15/25(a)	100,000	93,721
1.88%, 1/15/26(a)	95,000	83,278
1.63%, 11/15/26(a)	115,000	97,919
VICI Properties LP / VICI Note Co., Inc., 4.13%, 8/15/30(a)	115,000	96,051
		739,964
Retail - 0.0%†
Lowe's Cos., Inc., 3.75%, 4/1/32	180,000	155,615
Semiconductors - 0.3%
Intel Corp., 4.15%, 8/5/32	690,000	628,584
Microchip Technology, Inc., 0.97%, 2/15/24	530,000	499,446
		1,128,030
Software - 0.1%
Oracle Corp.
3.25%, 11/15/27	140,000	124,775
3.60%, 4/1/50	200,000	125,158
3.95%, 3/25/51	250,000	165,825
3.85%, 4/1/60	70,000	42,310
		458,068
Telecommunications - 0.6%
AT&T, Inc.
2.55%, 12/1/33	266,000	196,821
4.30%, 12/15/42	45,000	35,474
3.65%, 6/1/51	37,000	25,012
3.85%, 6/1/60	33,000	22,114
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(a)	256,250	252,576
Verizon Communications, Inc., 2.36%, 3/15/32	1,904,000	1,459,319
		1,991,316
Trucking & Leasing - 0.3%
DAE Funding LLC, 1.55%, 8/1/24(a)	500,000	456,934
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 11/1/24(a)	110,000	103,675
3.95%, 3/10/25(a)	345,000	330,824
		891,433
Total Corporate Bonds and Notes
(Cost - $40,163,323)		35,732,135
	Shares/ Principal	Fair Value

Agency Mortgage Backed Securities - 9.6%
Federal Home Loan Mortgage Corporation - 0.2%
Freddie Mac Gold Pool
3.00%, 9/1/28	$2,729	$2,556
2.50%, 10/1/28	5,547	5,083
2.50%, 12/1/31	32,230	29,836
3.50%, 11/1/34	32,265	29,438
3.00%, 2/1/43	19,646	17,452
3.50%, 10/1/43	9,633	8,856
4.00%, 8/1/44	5,567	5,294
3.00%, 11/1/46	564,337	493,425
3.00%, 12/1/46	159,214	139,160
		731,100
Federal National Mortgage Association - 7.6%
Fannie Mae Pool
2.50%, 4/1/28	7,934	7,263
3.00%, 10/1/28	4,751	4,445
2.50%, 2/1/30	16,115	14,828
2.50%, 6/1/30	44,520	40,940
2.50%, 10/1/31	84,515	77,531
2.50%, 12/1/31	32,587	29,895
2.50%, 2/1/41	73,094	62,877
2.00%, 4/1/41	154,867	130,768
2.00%, 5/1/41	173,996	146,926
2.00%, 7/1/41	331,243	279,720
2.00%, 10/1/41	158,712	133,340
2.00%, 10/1/41	142,111	119,433
1.50%, 11/1/41	352,242	281,928
3.00%, 7/1/43	29,860	26,493
4.00%, 11/1/43	11,567	11,210
3.00%, 1/1/46	761,355	662,944
4.00%, 1/1/46	154,946	146,847
4.00%, 2/1/46	168,367	159,564
3.00%, 10/1/46	789,900	689,530
3.50%, 4/1/50	617,490	559,713
2.50%, 7/1/50	346,097	291,574
3.00%, 7/1/50	307,562	268,874
2.00%, 4/1/51	188,587	152,756
2.50%, 5/1/51	1,523,055	1,284,677
3.50%, 7/1/51	1,026,763	941,578
2.50%, 8/1/51	1,050,205	891,496
2.00%, 9/1/51	756,362	617,860
3.00%, 10/1/51	678,729	595,268
2.50%, 11/1/51	721,067	613,180
2.50%, 12/1/51	387,118	324,993
Federal National Mortgage Association
2.50%, 10/1/37(c)	375,000	338,906
3.50%, 10/1/37(c)	125,000	117,988
2.00%, 10/1/52(c)	4,930,000	3,988,678
2.50%, 10/1/52(c)	1,798,000	1,508,635

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
3.50%, 10/1/52(c)	$725,000	$652,160
4.00%, 10/1/52(c)	1,075,000	996,727
4.50%, 10/1/52(c)	5,825,000	5,546,492
5.00%, 10/1/52(c)	1,200,000	1,168,500
Freddie Mac Pool
2.50%, 7/1/41	235,448	202,510
2.00%, 11/1/41	274,289	230,336
2.50%, 2/1/42	531,278	450,009
2.50%, 1/1/51	278,822	235,916
2.00%, 3/1/51	612,265	496,787
2.00%, 5/1/51	139,773	113,181
3.00%, 10/1/51	568,596	501,941
2.50%, 12/1/51	386,455	324,569
2.00%, 4/1/52	1,379,625	1,121,402
		27,563,188
Government National Mortgage Association - 1.8%
Ginnie Mae
2.00%, 10/20/52(c)	1,175,000	978,004
2.50%, 10/20/52(c)	1,837,000	1,575,514
3.00%, 10/20/52(c)	1,400,000	1,235,938
3.50%, 10/20/52(c)	1,175,000	1,066,863
4.00%, 10/20/52(c)	1,135,000	1,058,742
4.50%, 10/20/52(c)	350,000	334,797
Ginnie Mae II Pool
3.00%, 12/20/42	15,236	13,826
4.00%, 12/20/44	5,292	5,075
4.00%, 8/20/48	13,921	13,136
4.00%, 10/20/48	13,522	12,758
Government National Mortgage Association
3.50%, 7/20/43	16,215	15,150
4.00%, 9/20/48	31,152	29,394
		6,339,197
Total Agency Mortgage Backed Securities
(Cost - $37,132,023)		34,633,485
Asset Backed and Commercial Backed Securities - 2.9%
Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (a)	80,244	77,890
Affirm Asset Securitization Trust 2021-A, 0.88%, 8/15/25 (a)	99,106	98,496
Affirm Asset Securitization Trust 2021-B, 1.03%, 8/17/26 (a)	195,000	186,279
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(d)	17,098	16,603
Angel Oak Mortgage Trust I LLC 2019-2, 3.63%, 3/25/49 (a),(d)	338	338
	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)
Arbor Multifamily Mortgage Securities Trust 2021-MF3, 2.57%, 10/15/54 (a)	$300,000	$241,792
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	146,509
Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(d)	71,931	72,566
BFLD Trust 2020-OBRK, 4.87%, (1 Month US Libor + 2.05%), 11/15/28 (a),(b)	180,000	174,094
BX Trust 2021-ARIA, 4.12%, (1 Month US Libor + 1.30%), 10/15/36 (a),(b)	360,000	335,728
BX Trust 2021-LGCY, 3.32%, (1 Month US Libor + 0.51%), 10/15/23 (a),(b)	815,000	771,886
BXHPP Trust 2021-FILM
3.47%, (1 Month US Libor + 0.65%), 8/15/36(a),(b)	185,000	171,078
3.72%, (1 Month US Libor + 0.90%), 8/15/36(a),(b)	155,000	144,203
Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	153,630	132,520
CF Hippolyta Issuer LLC, 1.53%, 3/15/61 (a)	96,451	83,334
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (a)	470,820	445,124
Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (a)	100,000	97,651
COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	11,187	11,076
Connecticut Avenue Security Trust 2021-R01, 3.83%, (SOFR + 1.55%), 10/25/41 (a),(b)	70,000	67,804
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,734	5,052
Fannie Mae Connecticut Avenue Securities, 7.98%, (1 Month US Libor + 4.90%), 11/25/24 (b)	41,790	43,732
Fannie Mae REMICS
3.00%, 4/25/43	226,537	204,608
3.50%, 6/25/44	62,085	58,746
3.00%, 1/25/45	212,422	193,381
3.00%, 1/25/45	119,832	104,241
3.00%, 12/25/45	250,074	226,951
1.50%, 10/25/49	241,053	192,582
3.00%, 12/25/54	390,946	370,353
Fannie Mae-Aces
2.77%, (1 Month US Libor + 0.40%), 10/25/24(b)	17,503	17,467
2.39%, 10/25/36(d)	383,390	300,319

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)
Flagstar Mortgage Trust 2018-3, 4.00%, 5/25/48 (a),(d)	$83,204	$89,475
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (a),(d)	168,574	149,580
Ford Credit Auto Lease Trust 2021-A, 0.78%, 9/15/25	130,000	126,530
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (a)	100,000	88,447
Freddie Mac Multifamily Structured Pass Through Certificates
2.40%, 3/25/32	280,000	237,092
2.36%, 10/25/36	245,000	187,007
Freddie Mac Multifamily WI Certificates, 3.71%, 11/25/32	104,000	96,689
Freddie Mac REMICS
4.00%, 9/15/41	202,017	193,451
1.75%, 9/15/42	278,979	252,375
1.50%, 10/15/42	22,153	19,106
3.00%, 6/15/45	285,638	264,886
3.00%, 7/15/47	190,178	172,699
4.00%, 7/15/48	142,196	132,153
2.00%, 7/25/50	461,839	400,369
Freddie Mac STACR REMIC Trust 2020-DNA5, 5.08%, (SOFR + 2.80%), 10/25/50 (a),(b)	115,032	116,054
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.08%, (SOFR + 0.80%), 8/25/33 (a),(b)	28,579	28,480
Government National Mortgage Association
2.96%, (1 Month US Libor + 0.60%), 5/20/65(b)	46,186	45,802
2.98%, (1 Month US Libor + 0.62%), 8/20/65(b)	53,093	52,724
3.06%, (1 Month US Libor + 0.70%), 10/20/65(b)	103	101
3.36%, (1 Month US Libor + 1.00%), 12/20/65(b)	47,525	47,244
GSR Mortgage Loan Trust 2005-AR6, 3.23%, 9/25/35 (d)	4,194	4,297
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	331,612	290,995
Horizon Aircraft Finance III Ltd., 3.43%, 11/15/39 (a)	223,508	185,397
Life 2021-BMR Mortgage Trust, 3.52%, (1 Month US Libor + 0.70%), 3/15/38 (a),(b)	98,297	94,471
Mercury Financial Credit Card Master Trust, 1.54%, 3/20/26 (a)	135,000	127,863
	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)
METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(d)	$52,242	$50,873
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(d)	32,526	32,588
New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (a)	120,000	100,306
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (a),(d)	53,191	51,637
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	455,000	433,982
Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	106,795	103,057
Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	591,821	533,571
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(d)	100,000	74,834
SoFi Consumer Loan Program 2021-1 Trust, 0.49%, 9/25/30 (a)	52,148	50,851
SREIT Trust 2021-MFP, 3.90%, (1 Month US Libor + 1.08%), 11/15/38 (a),(b)	415,000	392,415
Structured Adjustable Rate Mortgage Loan Trust
3.62%, 2/25/34(d)	2,646	2,609
3.81%, 9/25/34(d)	2,329	2,225
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS, 3.38%, (1 Month US Libor + 0.30%), 10/25/ (b)	320	318
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(d)	7,889	7,880
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(d)	58,358	57,269
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(d)	23,314	23,090
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	238,545
Total Asset Backed and Commercial Backed Securities
(Cost - $11,523,289)		10,551,740
Municipal Bonds - 0.7%
Chicago O'Hare International Airport, 6.40%, 1/1/40	30,000	33,806
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, 6.90%, 12/1/40	80,000	90,540

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Municipal Bonds (continued)
Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	$100,000	$97,189
County of Sacramento CA, 5.73%, 8/15/23	91,896	92,836
Dallas Fort Worth International Airport
4.09%, 11/1/51	15,000	12,386
4.51%, 11/1/51	85,000	74,154
Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49	15,000	11,004
Golden State Tobacco Securitization Corp.
2.75%, 6/1/34	10,000	7,858
3.29%, 6/1/42	20,000	14,333
3.00%, 6/1/46	40,000	34,598
Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	213,517
Kansas Development Finance Authority, 5.37%, 5/1/26	75,000	75,547
Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	10,088
6.81%, 11/15/40	180,000	193,003
5.18%, 11/15/49	65,000	57,806
Municipal Electric Authority of Georgia, 6.64%, 4/1/57	232,000	251,333
New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23	30,000	29,627
New York State Urban Development Corp., 1.83%, 3/15/29	40,000	32,878
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	285,819
State of Illinois, 5.10%, 6/1/33	1,130,000	1,076,393
University of California, 1.61%, 5/15/30	20,000	15,714
Total Municipal Bonds
(Cost - $3,055,890)		2,710,429
Sovereign Debts - 0.1%
Qatar Government International Bond, 3.38%, 3/14/24 (a)	200,000	195,750
Saudi Government International Bond, 2.88%, 3/4/23 (a)	330,000	327,261
Total Sovereign Debts
(Cost - $533,187)		523,011
Short-Term Investments - 12.1%
Money Market Funds - 12.0%
Dreyfus Government Cash Management, 2.75%(e)	18,425,803	18,425,803
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(e)	25,184,853	25,184,853
	Shares/ Principal	Fair Value
		$43,610,656

Total Money Market Funds (Cost - $43,610,656)
U.S. Treasury Securities - 0.1%
United States Treasury Bill, 0.00%, 3/23/23 (Cost - $109,138)(f)	110,000	108,086
Total Short-Term Investments (Cost - $43,719,794)		43,718,742
Total Investments - 103.4%
(Cost - $343,341,760)		$374,926,785
Other Assets Less Liabilities - Net (3.4)%		(12,334,171)
Total Net Assets - 100.0%		$362,592,614

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2022, these securities amounted to $20,135,938 or 5.6% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Rate shown represents discount rate at the time of purchase.

ADR	-	American Depositary Receipt
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Ultra Future	JP Morgan Chase Bank	1	12/20/2022	$118,484	$297
U.S. 2 Year Note Future	JP Morgan Chase Bank	18	12/30/2022	3,697,031	(59,932)
U.S. 5 Year Note Future	JP Morgan Chase Bank	25	12/30/2022	2,687,695	(42,969)
					(102,604)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	159	12/16/2022	13,274,910	1,143,480
S&P 500 E-Mini Future	Goldman Sachs & Co.	632	12/16/2022	113,807,400	10,933,667
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	45	12/16/2022	9,936,900	904,090
U.S. 10 Year Note Future	JP Morgan Chase Bank	2	12/20/2022	224,125	(656)
					12,980,581
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$12,877,977